Prepaid Expenses and Other Current Assets	12 Months Ended
May 31, 2014
Text Block [Abstract]
Prepaid Expenses and Other Current Assets
8.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	As of May 31,
	2013	2014
	US$	US$
Prepaid rent	25,021	28,168
Advances to suppliers	9,315	11,713
Interest receivable	4,642	10,474
Staff advances (a)	3,799	4,908
Receivable from the settlement bank for the proceeds of exercise of options	4,931	4,454
Rental deposit	2,068	3,415
Prepaid advertising fees	2,011	3,094
Value added taxes recoverable	911	1,408
Prepaid property taxes and other taxes	705	653
Refundable deposit for school construction	216	377
Receivable from disposal of Mingshitang	163	160
Others (b)	5,804	9,574

	59,586	78,398

(a)	Staff advances were provided to staff for traveling and related use which are expensed as incurred.
(b)	Others primarily included insurance fees, recruiting fees, maintenance fees, and other miscellaneous prepayments.